SCHEDULE OF DISAGGREGATED INFORMATION OF REVENUE (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disaggregation of Revenue [Line Items]
Revenue	$ 4,369,185	$ 5,291,295	$ 2,771,574
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Revenue	3,466,875	4,486,148	1,988,180
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue	902,310	805,147	783,394
Related Party [Member]
Disaggregation of Revenue [Line Items]
Revenue	2,770,190	4,996,725	2,436,184
Related Party [Member] | Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Revenue	2,244,485	4,473,319	1,980,405
Related Party [Member] | Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue	525,705	523,406	455,779
Third Party [Member]
Disaggregation of Revenue [Line Items]
Revenue	1,598,995	294,570	335,390
Third Party [Member] | Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Revenue	1,222,390	12,829	7,775
Third Party [Member] | Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 376,605	$ 281,741	$ 327,615